FAIR VALUE MEASUREMENT - Schedule of Contingent Consideration Measured at Fair Value (Details) - Contingent Consideration - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 7,976	$ 5,920
Expenses recorded due to changes in fair value	136	2,056
Cash payment of contingent consideration associated with the ID R&D Acquisition	(4,641)
Issuance of common stock as contingent consideration associated with the ID R&D Acquisition	(3,471)
Ending balance	$ 0	$ 7,976